SHORT TERM INVESTMENTS AND OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT TERM INVESTMENTS AND OTHER INVESTMENTS
12.	SHORT TERM INVESTMENTS AND OTHER INVESTMENTS

Short-term investments

During the year ended December 31, 2010, the Group made fixed-rate investments of USD3,000,000 and RMB10,000,000, respectively (i.e. time deposits in commercial banks and financial institutions with original maturity of over three months but less than one year). As of December 31, 2010, the amortized cost and the fair value of such time deposits were RMB29,868,100 and RMB29,941,573 with an unrealized gain of RMB73,473. Such short-term investments have been collected upon the maturity with gain recognized in the amount of RMB229,251 (US$36,424) in 2011.

Other investments

Other investments at each year end comprised of:

			As of December 31,
			2010	2011
			(RMB’000)	(RMB’000)	(US$’000)

Non-current:
Investment in unlisted equity, at cost	(i	)	3,414	3,414	542

			3,414	3,414	542

(i)	The Group subscribed 125,000 shares of VPL, representing 10% of authorized capital of VPL, on September 23, 2009 for cash consideration of US$500,000. The Group does not have the ability to exercise significant influence over VPL and the investment was accounted for under cost method. To date, the Group has not recognized any impairment losses on its investments.